NOTE 10: NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2018
Note 10 Notes Payable
Disclosure of detailed information about notes payable
	As at December 31,
	2018	2017	2016
Balance, beginning of period	$404,370	87,016	$78,463
Converted to convertible debentures (a)	–	(62,131)	–
Repayment (b)	–	(31,000)	–
Issue of notes payable (c)(d)(e)(f)(g)	495,449	399,985	–
Converted to shares (c)(d)	(167,000)	–	–
Interest expense	27,896	10,500	8,553
Balance, end of period	760,715	404,370	87,016
Less: non-current portion of notes payable (g)	(150,271)	–	–
Current portion of notes payable	$610,444	404,370	$87,016